Stockholders’ Deficit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Schedule of Reserved Shares of Common Stock for Future Issuance

The Company’s reserved shares of common stock for future issuance related to potential conversion of the Convertible Preferred Stock, exercise of Common Stock Warrants and exercise of stock options are as follows:

	As of September 30, 2025	As of December 31, 2024
Convertible preferred stock (as converted to common stock)	9,043,234	9,043,234
Common stock warrants	140,133	140,133
Common Stock Contingent Obligation	45,000	45,000
Stock options	1,053,849	2,583,577	(1)
	10,282,216	11,811,944

(1)	Includes 10,292 stock options as of December 31, 2024 that were legally exercised prior to meeting the service base vesting requirements in exchange for nonrecourse promissory notes (Refer to “The Promissory Notes Transactions” in “Note 13 – Stock-based Compensation”).

The Company’s reserved shares of common stock for future issuance related to potential conversion of the Convertible Preferred Stock, exercise of Common Stock Warrants and exercise of stock options are as follows:

	As of December 31,
	2024		2023
Convertible preferred stock (as converted to common stock)	9,043,234		9,043,234
Common stock warrants	140,133		140,133
Common Stock Contingent Obligation	45,000		—
Stock options	2,583,577	(1)	4,795,223	(2)
	11,811,944		13,978,590

(1)	Includes 10,292 stock options as of December 31, 2024 that were legally exercised prior to meeting the service base vesting requirements in exchange for nonrecourse promissory notes (Refer to “The Promissory Notes Transactions” in “Note 16 – Stock-based Compensation”).

(2)	Includes 2,470,000 stock options as of December 31, 2023 that were early exercised in exchange for non-recourse promissory notes (Refer to “Note 16 – Stock-based Compensation”).